Hedge accounting (Detail 2) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Interest rate risk
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt		$ 70,429	$ 67,379
of which: accumulated amount of fair value hedge adjustment		2,401	1,099
Hedged items: Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities		3,242
of which: accumulated amount of fair value hedge adjustment		(38)
Hedged items: Loans and advances to customers designated in fair value hedges of portfolio interest rate risk under IAS 39
Carrying amount of designated loans		10,374	4,494
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting	[1]	100	117
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	[1]	111	172
Foreign exchange risk
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	[2]	21,555
UBS AG | Interest rate risk
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt		24,247	26,120
of which: accumulated amount of fair value hedge adjustment		761	574
Hedged items: Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities		3,242
of which: accumulated amount of fair value hedge adjustment		(38)
Hedged items: Loans and advances to customers designated in fair value hedges of portfolio interest rate risk under IAS 39
Carrying amount of designated loans		10,374	4,494
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting	[1]	100	117
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	[1]	111	172
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount		46,182	41,258
of which: accumulated amount of fair value hedge adjustment		1,640	$ 525
UBS AG | Foreign exchange risk
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	[2]	10,889
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount	[2]	$ 10,666

[1]	Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost
[2]	Fair value hedges of foreign exchange risk started on 1 January 2020.